Operating Costs And Expenses - Summary of Operating Costs and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Costs And Expenses [abstract]
Personnel	R$ 1,410	R$ 1,627	R$ 1,643
Employees' and managers' profit sharing	77	5	7
Post-employment benefits - Note 24	337	(229)	345
Materials	104	61	58
Raw materials and inputs for production of energy		10
Outsourced services	1,087	974	867
Energy bought for resale	11,084	10,919	8,273
Depreciation and amortization	835	850	834
Operating provisions (reversals) and adjustments for operating losses	466	854	704
Charges for use of the national grid	1,480	1,174	947
Gas bought for resale	1,238	1,071	878
Construction costs	897	1,119	1,193
Other operating expenses, net	405	383	155
Operating costs and expenses	R$ 19,420	R$ 18,818	R$ 15,904